S000072489 [Member] Investment Objectives and Goals - Nuveen ESG Dividend ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen ESG Dividend ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Nuveen ESG USA High Dividend Yield Index (the “Index”).